Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	GreenTree Hospitality Group Ltd.
Entity Central Index Key	0001724755
Entity File Number	001-38425
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, Date of Incorporation	Oct. 18, 2017
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	3F, No. 1058 Yangshupu Road
Entity Address, Address Line Two	Yangpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200082
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary share Class A ordinary shares, par value US$0.50 per share
Trading Symbol	GHG
Security Exchange Name	NYSE
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	66,134,416
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	34,762,909
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Dr. Yiping Yang
Entity Address, Address Line One	3F, No. 1058 Yangshupu Road
Entity Address, Address Line Two	Yangpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200082
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	21-3617-4886